Schedule of Investments(a)
Invesco DWA Basic Materials Momentum ETF (PYZ)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Aluminum-3.98%
Alcoa Corp.(b)	78,376	$1,018,888
Century Aluminum Co.(b)	56,388	491,140
		1,510,028
Commodity Chemicals-7.81%
Cabot Corp.	9,022	329,123
Dow, Inc.	20,136	826,784
LyondellBasell Industries N.V., Class A	12,263	766,683
Valvoline, Inc.	26,364	540,989
Westlake Chemical Corp.	9,123	497,203
		2,960,782
Copper-2.72%
Freeport-McMoRan, Inc.	79,902	1,032,334
Diversified Chemicals-4.05%
Chemours Co. (The)	36,170	670,230
Eastman Chemical Co.	11,583	864,439
		1,534,669
Diversified Metals & Mining-0.94%
Materion Corp.	6,232	357,841
Fertilizers & Agricultural Chemicals-6.54%
FMC Corp.	18,656	1,978,469
Mosaic Co. (The)	37,178	500,787
		2,479,256
Forest Products-1.65%
Louisiana-Pacific Corp.	19,730	624,849
Gold-9.77%
Coeur Mining, Inc.(b)	109,688	869,826
Newmont Corp.	24,658	1,706,334
Royal Gold, Inc.	8,064	1,128,395
		3,704,555
Industrial Gases-6.27%
Air Products and Chemicals, Inc.	8,293	2,377,023
Life Sciences Tools & Services-2.66%
Avantor, Inc.(b)	45,716	1,009,409
Oil & Gas Refining & Marketing-1.35%
Green Plains, Inc.(b)(c)	39,593	511,938
Paper Packaging-2.00%
Avery Dennison Corp.	6,690	758,245
Paper Products-1.14%
Clearwater Paper Corp.(b)	11,710	432,333
Specialized REITs-0.99%
PotlatchDeltic Corp.	8,825	377,798
Specialty Chemicals-35.27%
Albemarle Corp.(c)	10,300	849,338
Ashland Global Holdings, Inc.	6,906	521,265
Avient Corp.	24,233	579,169
Balchem Corp.	3,630	363,944
Celanese Corp.	10,505	1,021,086
DuPont de Nemours, Inc.	14,260	762,625
	Shares	Value
Specialty Chemicals-(continued)
Ecolab, Inc.	7,409	$1,386,076
Element Solutions, Inc.(b)	41,385	449,441
H.B. Fuller Co.	11,299	512,297
Ingevity Corp.(b)	16,489	964,277
Innospec, Inc.	5,931	445,833
Kraton Corp.(b)	26,406	347,239
NewMarket Corp.	2,251	843,697
PPG Industries, Inc.	13,229	1,424,102
Quaker Chemical Corp.	5,486	1,064,284
RPM International, Inc.	11,770	960,314
Stepan Co.	4,133	451,323
W.R. Grace & Co.	9,362	431,869
		13,378,179
Steel-11.26%
Allegheny Technologies, Inc.(b)	49,545	430,546
Carpenter Technology Corp.	13,341	298,305
Cleveland-Cliffs, Inc.(c)	143,040	740,947
Commercial Metals Co.	24,744	511,706
Reliance Steel & Aluminum Co.	8,552	840,319
Steel Dynamics, Inc.	17,602	482,471
United States Steel Corp.(c)	89,876	598,574
Worthington Industries, Inc.	9,831	367,876
		4,270,744
Trading Companies & Distributors-1.58%
Univar Solutions, Inc.(b)	33,849	598,112
Total Common Stocks & Other Equity Interests (Cost $32,819,420)		37,918,095
Money Market Funds-0.40%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $150,094)	150,094	150,094
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.38% (Cost $32,969,514)		38,068,189
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.74%
Invesco Private Government Fund, 0.06%(d)(e)(f)	1,631,372	1,631,372
Invesco Private Prime Fund, 0.15%(d)(e)(f)	543,682	543,791
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,175,163)		2,175,163
TOTAL INVESTMENTS IN SECURITIES-106.12% (Cost $35,144,677)		40,243,352
OTHER ASSETS LESS LIABILITIES-(6.12)%		(2,319,360)
NET ASSETS-100.00%		$37,923,992
See accompanying notes which are an integral part of this schedule.

Invesco DWA Basic Materials Momentum ETF (PYZ)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$169,818	$559,635	$(579,359)	$-	$-	$150,094	$44
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,269,357	10,162,907	(10,800,892)	-	-	1,631,372	186
Invesco Private Prime Fund	-	2,043,834	(1,500,114)	-	71	543,791	94
Total	$2,439,175	$12,766,376	$(12,880,365)	$-	$71	$2,325,257	$324

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Auto Parts & Equipment-2.48%
Workhorse Group, Inc.(b)(c)	49,860	$773,827
Automobile Manufacturers-7.52%
Tesla, Inc.(b)	951	1,360,653
Thor Industries, Inc.	5,743	654,644
Winnebago Industries, Inc.	5,480	331,047
		2,346,344
Automotive Retail-9.86%
Camping World Holdings, Inc., Class A	19,894	728,518
Carvana Co.(b)(c)	6,241	967,043
O’Reilly Automotive, Inc.(b)	2,888	1,378,674
		3,074,235
Cable & Satellite-3.21%
Charter Communications, Inc., Class A(b)	1,724	999,920
Casinos & Gaming-4.36%
Boyd Gaming Corp.	16,162	382,554
Caesars Entertainment, Inc.(b)	23,951	743,679
Twin River Worldwide Holdings, Inc.	10,780	232,417
		1,358,650
Computer & Electronics Retail-3.08%
Best Buy Co., Inc.	9,644	960,446
Footwear-3.10%
NIKE, Inc., Class B	9,920	968,291
General Merchandise Stores-1.46%
Big Lots, Inc.	11,606	456,580
Home Furnishings-1.48%
Lovesac Co. (The)(b)(c)	14,469	459,825
Home Improvement Retail-6.07%
Home Depot, Inc. (The)	2,978	790,629
Lowe’s Cos., Inc.	4,337	645,823
Lumber Liquidators Holdings, Inc.(b)(c)	20,533	458,297
		1,894,749
Homebuilding-6.46%
Century Communities, Inc.(b)	8,076	287,667
LGI Homes, Inc.(b)	3,816	435,444
M/I Homes, Inc.(b)	7,894	328,627
Meritage Homes Corp.(b)	4,581	454,343
TopBuild Corp.(b)	3,867	510,135
		2,016,216
Homefurnishing Retail-9.08%
At Home Group, Inc.(b)(c)	70,604	876,902
Bed Bath & Beyond, Inc.(c)	57,646	623,730
RH(b)	2,680	770,312
Williams-Sonoma, Inc.	6,457	562,534
		2,833,478
Internet & Direct Marketing Retail-25.88%
Amazon.com, Inc.(b)	347	1,098,144
Chewy, Inc., Class A(b)(c)	11,783	618,490
	Shares	Value
Internet & Direct Marketing Retail-(continued)
eBay, Inc.	15,265	$843,849
Etsy, Inc.(b)	6,580	778,940
Overstock.com, Inc.(b)(c)	43,410	3,281,362
Wayfair, Inc., Class A(b)(c)	5,459	1,452,585
		8,073,370
Leisure Products-5.30%
Malibu Boats, Inc., Class A(b)	4,791	281,615
Peloton Interactive, Inc., Class A(b)	11,121	758,675
Smith & Wesson Brands, Inc.(b)	25,613	611,894
		1,652,184
Movies & Entertainment-0.90%
AMC Entertainment Holdings, Inc., Class A(c)	69,761	281,834
Restaurants-4.98%
Chipotle Mexican Grill, Inc.(b)	815	941,456
Papa John’s International, Inc.	6,478	613,272
		1,554,728
Specialty Stores-3.17%
Sportsman’s Warehouse Holdings, Inc.(b)	24,351	391,808
Tractor Supply Co.	4,172	595,511
		987,319
Trading Companies & Distributors-1.56%
SiteOne Landscape Supply, Inc.(b)	3,803	486,898
Total Common Stocks & Other Equity Interests (Cost $24,249,382)		31,178,894
Money Market Funds-0.40%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $123,292)	123,292	123,292
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.35% (Cost $24,372,674)		31,302,186
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.89%
Invesco Private Government Fund, 0.06%(d)(e)(f)	6,759,913	6,759,913
Invesco Private Prime Fund, 0.15%(d)(e)(f)	2,253,115	2,253,565
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,013,478)		9,013,478
TOTAL INVESTMENTS IN SECURITIES-129.24% (Cost $33,386,152)		40,315,664
OTHER ASSETS LESS LIABILITIES-(29.24)%		(9,121,389)
NET ASSETS-100.00%		$31,194,275
See accompanying notes which are an integral part of this schedule.

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)—(continued)
July 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$153,870	$376,042	$(406,620)	$-	$-	$123,292	$47
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	851,641	14,441,929	(8,533,657)	-	-	6,759,913	322
Invesco Private Prime Fund	-	4,191,661	(1,938,172)	-	76	2,253,565	213
Total	$1,005,511	$19,009,632	$(10,878,449)	$-	$76	$9,136,770	$582

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Consumer Staples Momentum ETF (PSL)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Brewers-4.80%
Boston Beer Co., Inc. (The), Class A(b)	6,801	$5,511,802
Computer & Electronics Retail-1.93%
Rent-A-Center, Inc.	76,907	2,224,150
Distillers & Vintners-3.29%
Brown-Forman Corp., Class B	54,620	3,787,351
Education Services-10.92%
Bright Horizons Family Solutions, Inc.(b)	29,674	3,182,240
Chegg, Inc.(b)	53,741	4,351,409
K12, Inc.(b)	61,622	2,821,671
Strategic Education, Inc.	17,396	2,195,549
		12,550,869
Environmental & Facilities Services-3.85%
Rollins, Inc.	84,420	4,423,608
Fertilizers & Agricultural Chemicals-2.28%
Scotts Miracle-Gro Co. (The)	16,500	2,616,405
Food Distributors-4.15%
SpartanNash Co.	91,755	1,929,149
Sysco Corp.	53,702	2,838,151
		4,767,300
Food Retail-5.00%
Casey’s General Stores, Inc.	21,705	3,455,219
Grocery Outlet Holding Corp.(b)	52,036	2,289,064
		5,744,283
Health Care Services-3.01%
Chemed Corp.	7,030	3,460,096
Home Furnishings-3.26%
Tempur Sealy International, Inc.(b)	46,329	3,750,332
Household Appliances-1.80%
Helen of Troy Ltd.(b)	11,013	2,073,197
Household Products-8.93%
Clorox Co. (The)	16,519	3,906,909
Procter & Gamble Co. (The)	27,251	3,573,151
WD-40 Co.	14,147	2,780,593
		10,260,653
Housewares & Specialties-5.92%
Tupperware Brands Corp.(c)	441,284	6,809,012
Packaged Foods & Meats-24.02%
B&G Foods, Inc.(c)	92,495	2,674,030
Beyond Meat, Inc.(b)(c)	20,526	2,584,223
Conagra Brands, Inc.	78,306	2,932,560
Freshpet, Inc.(b)	39,628	3,806,269
Hain Celestial Group, Inc. (The)(b)	64,464	2,190,487
Hormel Foods Corp.	65,010	3,306,409
	Shares	Value
Packaged Foods & Meats-(continued)
Lancaster Colony Corp.	15,706	$2,490,815
McCormick & Co., Inc.	26,086	5,084,161
Mondelez International, Inc., Class A	45,829	2,543,051
		27,612,005
Personal Products-8.81%
elf Beauty, Inc.(b)	94,166	1,681,805
Estee Lauder Cos., Inc. (The), Class A	17,971	3,549,991
Medifast, Inc.	19,434	3,248,005
USANA Health Sciences, Inc.(b)	20,228	1,642,109
		10,121,910
Soft Drinks-3.96%
National Beverage Corp.(b)(c)	24,815	1,591,882
PepsiCo, Inc.	21,519	2,962,306
		4,554,188
Specialized Consumer Services-4.06%
ServiceMaster Global Holdings, Inc.(b)	56,412	2,306,687
WW International, Inc.(b)	91,553	2,360,236
		4,666,923
Total Common Stocks & Other Equity Interests (Cost $92,793,295)		114,934,084
Money Market Funds-0.16%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $189,472)	189,472	189,472
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $92,982,767)		115,123,556
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.03%
Invesco Private Government Fund, 0.06%(d)(e)(f)	4,335,682	4,335,682
Invesco Private Prime Fund, 0.15%(d)(e)(f)	1,444,938	1,445,227
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,780,909)		5,780,909
TOTAL INVESTMENTS IN SECURITIES-105.18% (Cost $98,763,676)		120,904,465
OTHER ASSETS LESS LIABILITIES-(5.18)%		(5,958,938)
NET ASSETS-100.00%		$114,945,527
See accompanying notes which are an integral part of this schedule.

Invesco DWA Consumer Staples Momentum ETF (PSL)—(continued)
July 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$305,656	$535,014	$(651,198)	$-	$-	$189,472	$72
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,678,757	24,689,621	(24,032,696)	-	-	4,335,682	348
Invesco Private Prime Fund	-	5,753,778	(4,308,645)	-	94	1,445,227	212
Total	$3,984,413	$30,978,413	$(28,992,539)	$-	$94	$5,970,381	$632

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Energy Momentum ETF (PXI)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Integrated Oil & Gas-8.19%
Chevron Corp.	15,753	$1,322,307
Exxon Mobil Corp.	17,023	716,328
Occidental Petroleum Corp.	44,894	706,631
Occidental Petroleum Corp., Wts., expiring August 3, 2027(b)	5,237	29,327
		2,774,593
Oil & Gas Drilling-3.39%
Nabors Industries Ltd.(c)	13,581	575,970
Patterson-UTI Energy, Inc.	147,819	572,799
		1,148,769
Oil & Gas Equipment & Services-10.66%
Archrock, Inc.	65,108	433,619
Cactus, Inc., Class A	18,114	409,739
ChampionX Corp.(b)	64,496	613,357
Core Laboratories N.V.(c)	20,165	430,119
Halliburton Co.	45,997	659,137
Oceaneering International, Inc.(b)	64,399	361,922
Oil States International, Inc.(b)	60,644	271,685
ProPetro Holding Corp.(b)	80,823	434,020
		3,613,598
Oil & Gas Exploration & Production-40.29%
Apache Corp.	93,122	1,429,423
Cabot Oil & Gas Corp.	33,431	625,160
Cimarex Energy Co.	19,386	474,181
CNX Resources Corp.(b)	48,324	466,326
ConocoPhillips	30,058	1,123,869
Continental Resources, Inc.(c)	65,934	1,139,999
Diamondback Energy, Inc.	13,035	519,575
Hess Corp.	21,303	1,048,321
Marathon Oil Corp.	140,149	769,418
Matador Resources Co.(b)(c)	177,993	1,544,979
Murphy Oil Corp.	42,362	559,602
Noble Energy, Inc.	64,730	646,653
PDC Energy, Inc.(b)	43,437	619,412
Penn Virginia Corp.(b)(c)	48,866	484,262
Range Resources Corp.	133,494	862,371
SM Energy Co.	128,029	377,685
WPX Energy, Inc.(b)	160,979	961,045
		13,652,281
	Shares	Value
Oil & Gas Refining & Marketing-17.81%
HollyFrontier Corp.	41,192	$1,132,780
Marathon Petroleum Corp.	23,747	907,136
Phillips 66	23,482	1,456,354
Renewable Energy Group, Inc.(b)(c)	29,528	814,382
Valero Energy Corp.	30,645	1,723,168
		6,033,820
Oil & Gas Storage & Transportation-19.49%
Antero Midstream Corp.(c)	119,021	674,849
Cheniere Energy, Inc.(b)	41,131	2,035,162
Equitrans Midstream Corp.	64,968	626,941
Kinder Morgan, Inc.	41,596	586,504
Targa Resources Corp.	67,340	1,230,975
Williams Cos., Inc. (The)	75,747	1,449,040
		6,603,471
Total Common Stocks & Other Equity Interests (Cost $35,451,460)		33,826,532
Money Market Funds-0.43%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $146,493)	146,493	146,493
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.26% (Cost $35,597,953)		33,973,025
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.33%
Invesco Private Government Fund, 0.06%(d)(e)(f)	4,148,731	4,148,731
Invesco Private Prime Fund, 0.15%(d)(e)(f)	1,382,634	1,382,910
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,531,641)		5,531,641
TOTAL INVESTMENTS IN SECURITIES-116.59% (Cost $41,129,594)		39,504,666
OTHER ASSETS LESS LIABILITIES-(16.59)%		(5,621,312)
NET ASSETS-100.00%		$33,883,354
Investment Abbreviations:
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$149,226	$501,862	$(504,595)	$-	$-	$146,493	$32
See accompanying notes which are an integral part of this schedule.

Invesco DWA Energy Momentum ETF (PXI)—(continued)
July 31, 2020
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,420,063	$12,731,826	$(10,003,158)	$-	$-	$4,148,731	$252
Invesco Private Prime Fund	-	2,560,935	(1,178,098)	-	73	1,382,910	153
Total	$1,569,289	$15,794,623	$(11,685,851)	$-	$73	$5,678,134	$437

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Financial Momentum ETF (PFI)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Application Software-1.96%
Envestnet, Inc.(b)	7,079	$574,815
Asset Management & Custody Banks-11.61%
Ares Management Corp., Class A	13,653	545,301
BlackRock, Inc.	1,073	616,986
Blackstone Group, Inc. (The), Class A	11,074	590,023
Carlyle Group, Inc. (The)(c)	20,117	572,731
Cohen & Steers, Inc.	6,582	396,105
KKR & Co., Inc., Class A	19,096	675,425
		3,396,571
Data Processing & Outsourced Services-6.64%
Mastercard, Inc., Class A	3,381	1,043,140
Visa, Inc., Class A	4,723	899,259
		1,942,399
Diversified REITs-1.58%
Essential Properties Realty Trust, Inc.	28,717	462,344
Financial Exchanges & Data-12.32%
FactSet Research Systems, Inc.	1,949	674,939
Moody’s Corp.	3,789	1,065,846
Nasdaq, Inc.	5,748	754,770
S&P Global, Inc.	3,166	1,108,891
		3,604,446
Industrial REITs-7.31%
Duke Realty Corp.	20,832	837,238
Prologis, Inc.	6,621	697,986
Rexford Industrial Realty, Inc.	12,878	604,364
		2,139,588
Insurance Brokers-4.83%
Goosehead Insurance, Inc., Class A(b)	6,821	704,814
Marsh & McLennan Cos., Inc.	6,071	707,879
		1,412,693
Life & Health Insurance-3.88%
Primerica, Inc.	4,693	561,564
Trupanion, Inc.(b)(c)	11,344	573,666
		1,135,230
Mortgage REITs-14.32%
Apollo Commercial Real Estate Finance, Inc.	51,564	479,545
Arbor Realty Trust, Inc.(c)	51,623	526,038
Ares Commercial Real Estate Corp.	49,679	453,569
Ellington Financial, Inc.	39,854	468,683
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	17,725	620,907
Ladder Capital Corp.	63,934	496,767
PennyMac Mortgage Investment Trust	31,503	593,832
TPG RE Finance Trust, Inc.	63,463	550,859
		4,190,200
Office REITs-2.28%
Alexandria Real Estate Equities, Inc.	3,755	666,700
Property & Casualty Insurance-7.96%
Allstate Corp. (The)	7,821	738,224
	Shares	Value
Property & Casualty Insurance-(continued)
Kinsale Capital Group, Inc.	4,550	$886,795
Palomar Holdings, Inc.(b)	7,715	704,688
		2,329,707
Real Estate Services-4.18%
Realogy Holdings Corp.	70,288	636,810
Redfin Corp.(b)	14,109	586,652
		1,223,462
Regional Banks-4.12%
First Republic Bank	5,308	597,044
Western Alliance Bancorporation	16,893	607,303
		1,204,347
Reinsurance-1.99%
RenaissanceRe Holdings Ltd. (Bermuda)	3,229	582,447
Specialized REITs-10.92%
American Tower Corp.	7,662	2,002,770
Crown Castle International Corp.	4,269	711,642
EPR Properties	16,773	480,211
		3,194,623
Thrifts & Mortgage Finance-4.09%
Mr. Cooper Group, Inc.(b)	34,855	569,182
PennyMac Financial Services, Inc.	12,984	626,608
		1,195,790
Total Common Stocks & Other Equity Interests (Cost $25,698,800)		29,255,362
Money Market Funds-0.41%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $121,587)	121,587	121,587
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.40% (Cost $25,820,387)		29,376,949
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.64%
Invesco Private Government Fund, 0.06%(d)(e)(f)	1,675,762	1,675,762
Invesco Private Prime Fund, 0.15%(d)(e)(f)	558,476	558,587
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,234,349)		2,234,349
TOTAL INVESTMENTS IN SECURITIES-108.04% (Cost $28,054,736)		31,611,298
OTHER ASSETS LESS LIABILITIES-(8.04)%		(2,353,133)
NET ASSETS-100.00%		$29,258,165
See accompanying notes which are an integral part of this schedule.

Invesco DWA Financial Momentum ETF (PFI)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$161,230	$358,918	$(398,561)	$-	$-	$121,587	$42
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	703,151	6,495,152	(5,522,541)	-	-	1,675,762	77
Invesco Private Prime Fund	-	1,403,775	(845,202)	-	14	558,587	49
Total	$864,381	$8,257,845	$(6,766,304)	$-	$14	$2,355,936	$168

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Healthcare Momentum ETF (PTH)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Biotechnology-43.53%
Adverum Biotechnologies, Inc.(b)	391,459	$6,564,767
Akebia Therapeutics, Inc.(b)	611,176	6,826,836
Arcturus Therapeutics Holdings, Inc.(b)	204,467	10,679,311
Bioxcel Therapeutics, Inc.(b)	111,957	5,078,370
ChemoCentryx, Inc.(b)	178,115	9,388,442
Cytokinetics, Inc.(b)	255,290	5,519,370
Deciphera Pharmaceuticals, Inc.(b)	94,235	4,369,677
Immunomedics, Inc.(b)	331,441	13,996,753
Immunovant, Inc.(b)	140,432	3,175,168
Invitae Corp.(b)(c)	227,271	6,636,313
Kadmon Holdings, Inc.(b)	808,375	2,958,652
Karuna Therapeutics, Inc.(b)	104,942	8,584,256
Mersana Therapeutics, Inc.(b)	530,047	10,537,334
Moderna, Inc.(b)(c)	246,723	18,282,174
Momenta Pharmaceuticals, Inc.(b)	187,257	5,522,209
NantKwest, Inc.(b)(c)	412,637	4,613,282
Novavax, Inc.(b)(c)	378,931	54,225,026
Ovid therapeutics, Inc.(b)(c)	662,418	4,272,596
Precigen, Inc.(b)(c)	772,888	3,253,858
Protagonist Therapeutics, Inc.(b)	266,252	4,188,144
Seattle Genetics, Inc.(b)	76,745	12,760,391
Sorrento Therapeutics, Inc.(b)(c)	1,913,231	17,066,021
Vertex Pharmaceuticals, Inc.(b)	33,598	9,138,656
Y-mAbs Therapeutics, Inc.(b)	79,690	2,799,510
		230,437,116
Health Care Distributors-1.33%
Covetrus, Inc.(b)	316,935	7,023,280
Health Care Equipment-8.18%
AtriCure, Inc.(b)	119,298	4,868,551
IDEXX Laboratories, Inc.(b)	38,661	15,377,413
Nevro Corp.(b)	49,739	6,613,297
Vapotherm, Inc.(b)	216,911	11,331,431
Zynex, Inc.(b)(c)	267,643	5,117,334
		43,308,026
Health Care Services-4.33%
LHC Group, Inc.(b)	90,619	17,680,673
Tivity Health, Inc.(b)	401,333	5,265,489
		22,946,162
Health Care Supplies-12.47%
Meridian Bioscience, Inc.(b)	202,509	4,959,445
Quidel Corp.(b)	103,292	29,176,891
Sientra, Inc.(b)	1,009,532	3,836,222
West Pharmaceutical Services, Inc.	104,342	28,054,434
		66,026,992
Health Care Technology-9.64%
Livongo Health, Inc.(b)(c)	183,894	23,400,512
Teladoc Health, Inc.(b)	116,270	27,629,240
		51,029,752
	Shares	Value
Life Sciences Tools & Services-5.76%
Bio-Rad Laboratories, Inc., Class A(b)	20,539	$10,780,715
Thermo Fisher Scientific, Inc.	47,684	19,738,792
		30,519,507
Managed Health Care-5.30%
Humana, Inc.	35,835	14,063,446
UnitedHealth Group, Inc.	46,155	13,974,811
		28,038,257
Pharmaceuticals-9.45%
Horizon Therapeutics PLC(b)	253,336	15,501,630
Intra-Cellular Therapies, Inc.(b)	252,323	5,002,303
Kala Pharmaceuticals, Inc.(b)(c)	351,585	3,076,369
Ocular Therapeutix, Inc.(b)(c)	486,091	3,810,953
Provention Bio, Inc.(b)	352,300	3,660,397
Reata Pharmaceuticals, Inc., Class A(b)	54,815	8,096,176
Zoetis, Inc.	71,607	10,861,350
		50,009,178
Total Common Stocks & Other Equity Interests (Cost $423,139,633)		529,338,270
Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $337,735)	337,735	337,735
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $423,477,368)		529,676,005
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.68%
Invesco Private Government Fund, 0.06%(d)(e)(f)	101,990,449	101,990,449
Invesco Private Prime Fund, 0.15%(d)(e)(f)	33,960,858	33,967,649
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $135,958,099)		135,958,098
TOTAL INVESTMENTS IN SECURITIES-125.74% (Cost $559,435,467)		665,634,103
OTHER ASSETS LESS LIABILITIES-(25.74)%		(136,244,438)
NET ASSETS-100.00%		$529,389,665
See accompanying notes which are an integral part of this schedule.

Invesco DWA Healthcare Momentum ETF (PTH)—(continued)
July 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$272,671	$3,577,670	$(3,512,606)	$-	$-	$337,735	$109
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,282,803	223,239,867	(125,532,221)	-	-	101,990,449	4,937
Invesco Private Prime Fund	-	57,000,533	(23,034,219)	(1)	1,336	33,967,649	3,114
Total	$4,555,474	$283,818,070	$(152,079,046)	$(1)	$1,336	$136,295,833	$8,160

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Industrials Momentum ETF (PRN)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Aerospace & Defense-16.41%
Axon Enterprise, Inc.(b)	18,161	$1,509,724
HEICO Corp.	20,575	1,977,669
Kratos Defense & Security Solutions, Inc.(b)	54,175	975,692
Lockheed Martin Corp.	5,933	2,248,429
Teledyne Technologies, Inc.(b)	4,339	1,330,771
TransDigm Group, Inc.	4,566	1,970,594
		10,012,879
Alternative Carriers-2.62%
Bandwidth, Inc., Class A(b)	11,048	1,599,529
Application Software-3.68%
Fair Isaac Corp.(b)	5,114	2,246,018
Building Products-7.63%
Advanced Drainage Systems, Inc.	20,439	1,001,511
Masco Corp.	28,704	1,640,721
Patrick Industries, Inc.	14,027	897,027
Resideo Technologies, Inc.(b)	84,098	1,116,821
		4,656,080
Construction & Engineering-2.78%
Fluor Corp.	77,287	787,555
Tutor Perini Corp.(b)	77,286	909,656
		1,697,211
Data Processing & Outsourced Services-7.64%
Fidelity National Information Services, Inc.	9,419	1,378,094
Fiserv, Inc.(b)	15,647	1,561,414
PayPal Holdings, Inc.(b)	8,769	1,719,338
		4,658,846
Distributors-4.26%
Pool Corp.	8,198	2,596,307
Diversified Support Services-3.32%
Cintas Corp.	6,707	2,024,642
Electrical Components & Equipment-13.64%
AMETEK, Inc.	22,089	2,059,799
Generac Holdings, Inc.(b)	11,980	1,887,808
Plug Power, Inc.(b)(c)	228,291	1,760,124
Rockwell Automation, Inc.	6,726	1,467,210
Vicor Corp.(b)	14,102	1,148,890
		8,323,831
Electronic Components-1.99%
Littelfuse, Inc.	6,841	1,215,304
Health Care Equipment-1.84%
CryoPort, Inc.(b)(c)	33,931	1,124,473
Industrial Conglomerates-3.82%
Roper Technologies, Inc.	5,382	2,327,446
Industrial Machinery-7.85%
IDEX Corp.	8,426	1,388,773
	Shares	Value
Industrial Machinery-(continued)
Illinois Tool Works, Inc.	7,938	$1,468,451
Nordson Corp.	5,054	978,606
SPX Corp.(b)	22,680	952,560
		4,788,390
IT Consulting & Other Services-3.48%
Accenture PLC, Class A	9,453	2,124,845
Paper Packaging-1.98%
Graphic Packaging Holding Co.	86,737	1,209,114
Research & Consulting Services-4.22%
Equifax, Inc.	7,492	1,217,899
TransUnion	15,152	1,357,165
		2,575,064
Specialty Chemicals-3.73%
Sherwin-Williams Co. (The)	3,508	2,272,903
Trading Companies & Distributors-3.45%
W.W. Grainger, Inc.	6,170	2,107,240
Trucking-5.66%
Old Dominion Freight Line, Inc.	12,109	2,213,767
Saia, Inc.(b)	10,358	1,237,263
		3,451,030
Total Common Stocks & Other Equity Interests (Cost $52,241,788)		61,011,152
Money Market Funds-0.26%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $160,744)	160,744	160,744
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.26% (Cost $52,402,532)		61,171,896
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.89%
Invesco Private Government Fund, 0.06%(d)(e)(f)	2,236,102	2,236,102
Invesco Private Prime Fund, 0.15%(d)(e)(f)	745,218	745,367
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,981,469)		2,981,469
TOTAL INVESTMENTS IN SECURITIES-105.15% (Cost $55,384,001)		64,153,365
OTHER ASSETS LESS LIABILITIES-(5.15)%		(3,144,016)
NET ASSETS-100.00%		$61,009,349
See accompanying notes which are an integral part of this schedule.

Invesco DWA Industrials Momentum ETF (PRN)—(continued)
July 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$172,342	$1,516,565	$(1,528,163)	$-	$-	$160,744	$65
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,233,832	6,222,848	(5,220,578)	-	-	2,236,102	112
Invesco Private Prime Fund	-	2,024,315	(1,278,948)	-	-	745,367	65
Total	$1,406,174	$9,763,728	$(8,027,689)	$-	$-	$3,142,213	$242

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Technology Momentum ETF (PTF)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Application Software-43.20%
Adobe, Inc.(b)	15,528	$6,899,401
Alteryx, Inc., Class A(b)	42,441	7,447,971
AppFolio, Inc., Class A(b)	35,567	4,951,638
Avalara, Inc.(b)	45,825	6,161,171
Cadence Design Systems, Inc.(b)	79,566	8,692,586
Coupa Software, Inc.(b)	27,195	8,333,908
Datadog, Inc., Class A(b)	62,122	5,830,771
DocuSign, Inc.(b)	35,024	7,594,254
Domo, Inc., Class B(b)	136,601	4,395,820
Five9, Inc.(b)	100,042	12,087,074
HubSpot, Inc.(b)	25,990	6,097,514
Paylocity Holding Corp.(b)	36,838	4,906,822
Pegasystems, Inc.	44,324	5,181,032
Q2 Holdings, Inc.(b)	51,327	4,827,304
Splunk, Inc.(b)	27,244	5,716,336
Zoom Video Communications, Inc., Class A(b)	25,386	6,445,759
		105,569,361
Health Care Technology-5.30%
Simulations Plus, Inc.	67,110	4,724,544
Veeva Systems, Inc., Class A(b)	31,136	8,237,652
		12,962,196
Interactive Media & Services-6.71%
ANGI Homeservices, Inc., Class A(b)(c)	330,398	5,216,985
EverQuote, Inc., Class A(b)	102,020	5,554,989
Snap, Inc., Class A(b)	250,820	5,623,384
		16,395,358
Internet Services & Infrastructure-11.47%
Fastly, Inc., Class A(b)	106,581	10,284,000
Okta, Inc.(b)	39,012	8,620,872
Twilio, Inc., Class A(b)	32,890	9,124,344
		28,029,216
Semiconductor Equipment-2.16%
Entegris, Inc.	73,440	5,281,071
Semiconductors-13.17%
Inphi Corp.(b)	53,008	6,926,025
Lattice Semiconductor Corp.(b)	170,658	5,305,757
Monolithic Power Systems, Inc.	35,764	9,477,818
NVIDIA Corp.	24,668	10,473,786
		32,183,386
	Shares	Value
Systems Software-12.27%
Crowdstrike Holdings, Inc., Class A(b)	50,565	$5,723,958
Fortinet, Inc.(b)	37,048	5,123,738
Microsoft Corp.	26,687	5,471,102
ServiceNow, Inc.(b)	15,080	6,623,136
Zscaler, Inc.(b)	54,206	7,038,649
		29,980,583
Technology Hardware, Storage & Peripherals-5.76%
Apple, Inc.	33,142	14,086,676
Total Common Stocks & Other Equity Interests (Cost $181,560,049)		244,487,847
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $196,547)	196,547	196,547
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $181,756,596)		244,684,394
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.13%
Invesco Private Government Fund, 0.06%(d)(e)(f)	2,076,301	2,076,301
Invesco Private Prime Fund, 0.15%(d)(e)(f)	691,962	692,100
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,768,401)		2,768,401
TOTAL INVESTMENTS IN SECURITIES-101.25% (Cost $184,524,997)		247,452,795
OTHER ASSETS LESS LIABILITIES-(1.25)%		(3,065,444)
NET ASSETS-100.00%		$244,387,351
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$289,745	$2,910,017	$(3,003,215)	$-	$-	$196,547	$61
See accompanying notes which are an integral part of this schedule.

Invesco DWA Technology Momentum ETF (PTF)—(continued)
July 31, 2020
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,553,493	$33,325,744	$(32,802,936)	$-	$-	$2,076,301	$313
Invesco Private Prime Fund	-	8,248,892	(7,556,889)	-	97	692,100	183
Total	$1,843,238	$44,484,653	$(43,363,040)	$-	$97	$2,964,948	$557

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Utilities Momentum ETF (PUI)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Electric Utilities-45.25%
Alliant Energy Corp.	55,673	$2,997,991
American Electric Power Co., Inc.	26,964	2,342,632
Duke Energy Corp.	27,605	2,339,248
Entergy Corp.	23,910	2,513,658
Evergy, Inc.	31,297	2,028,985
Eversource Energy	26,261	2,365,328
Hawaiian Electric Industries, Inc.	35,180	1,275,627
IDACORP, Inc.	15,747	1,468,408
MGE Energy, Inc.	19,992	1,326,069
NextEra Energy, Inc.	9,954	2,794,088
NRG Energy, Inc.	66,408	2,245,255
Pinnacle West Capital Corp.	22,517	1,870,712
PNM Resources, Inc.	48,258	2,037,935
Portland General Electric Co.	34,722	1,532,282
Southern Co. (The)	42,245	2,307,000
Xcel Energy, Inc.	36,530	2,522,031
		33,967,249
Gas Utilities-6.84%
Atmos Energy Corp.	22,311	2,364,743
ONE Gas, Inc.	20,568	1,556,998
Spire, Inc.	19,670	1,212,852
		5,134,593
Independent Power Producers & Energy Traders-1.95%
Vistra Corp.	78,552	1,465,780
Multi-Utilities-26.02%
Ameren Corp.	22,008	1,765,922
CMS Energy Corp.	44,568	2,860,374
Consolidated Edison, Inc.	21,847	1,678,505
Dominion Energy, Inc.	18,122	1,468,426
DTE Energy Co.	23,013	2,660,993
NiSource, Inc.	91,228	2,230,524
NorthWestern Corp.	24,137	1,357,948
	Shares	Value
Multi-Utilities-(continued)
Sempra Energy	22,152	$2,757,038
WEC Energy Group, Inc.	28,920	2,754,919
		19,534,649
Oil & Gas Exploration & Production-3.21%
EQT Corp.	165,958	2,409,710
Oil & Gas Storage & Transportation-1.88%
ONEOK, Inc.	50,564	1,411,241
Renewable Electricity-2.05%
Ormat Technologies, Inc.	25,898	1,540,931
Water Utilities-11.14%
American States Water Co.	18,296	1,406,597
American Water Works Co., Inc.	18,173	2,676,338
California Water Service Group	24,784	1,161,626
Essential Utilities, Inc.	42,643	1,933,860
SJW Group	19,016	1,187,739
		8,366,160
Wireless Telecommunication Services-1.54%
Shenandoah Telecommunications Co.	22,958	1,154,099
Total Common Stocks & Other Equity Interests (Cost $76,056,928)		74,984,412
Money Market Funds-0.24%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(b)(c) (Cost $179,462)	179,462	179,462
TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $76,236,390)		75,163,874
OTHER ASSETS LESS LIABILITIES-(0.12)%		(87,946)
NET ASSETS-100.00%		$75,075,928
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$288,419	$1,523,518	$(1,632,475)	$-	$-	$179,462	$72
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,663,288	183,675	(2,846,963)	-	-	-	5
Total	$2,951,707	$1,707,193	$(4,479,438)	$-	$-	$179,462	$77

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Internet ETF (PNQI)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Advertising-0.04%
Criteo S.A., ADR (France)(b)	22,915	$313,706
Application Software-20.09%
2U, Inc.(b)	23,746	1,118,318
Adobe, Inc.(b)	136,950	60,849,624
Alarm.com Holdings, Inc.(b)	18,095	1,267,374
Anaplan, Inc.(b)	50,852	2,309,189
Benefitfocus, Inc.(b)	11,904	139,396
Box, Inc., Class A(b)	56,972	1,022,647
Cornerstone OnDemand, Inc.(b)	23,700	841,587
Coupa Software, Inc.(b)	24,742	7,582,186
DocuSign, Inc.(b)	68,384	14,827,703
Dropbox, Inc., Class A(b)	97,625	2,220,969
eGain Corp.(b)	11,395	112,924
Envestnet, Inc.(b)	19,868	1,613,282
Five9, Inc.(b)	23,029	2,782,364
j2 Global, Inc.(b)	17,716	1,004,851
LivePerson, Inc.(b)	24,578	1,056,362
New Relic, Inc.(b)	22,219	1,575,549
Open Text Corp. (Canada)	100,854	4,541,456
Paylocity Holding Corp.(b)	19,932	2,654,942
Pluralsight, Inc., Class A(b)	39,180	829,441
PROS Holdings, Inc.(b)	16,073	524,462
salesforce.com, inc.(b)	151,524	29,524,451
SPS Commerce, Inc.(b)	12,969	974,880
SVMK, Inc.(b)	51,262	1,229,263
Zoom Video Communications, Inc., Class A(b)	62,545	15,880,801
		156,484,021
Automotive Retail-0.51%
Carvana Co.(b)(c)	25,677	3,978,651
Commercial Printing-0.12%
Cimpress PLC (Ireland)(b)(c)	9,609	960,900
Data Processing & Outsourced Services-0.07%
NIC, Inc.	24,864	545,019
Education Services-0.48%
Chegg, Inc.(b)	45,908	3,717,171
Health Care Technology-0.84%
Teladoc Health, Inc.(b)	27,642	6,568,569
Interactive Home Entertainment-3.10%
NetEase, Inc., ADR (China)	27,667	12,683,106
Sea Ltd., ADR (Taiwan)(b)	93,805	11,462,971
		24,146,077
Interactive Media & Services-21.39%
Alphabet, Inc., Class C(b)	37,055	54,951,083
Autohome, Inc., ADR (China)	21,659	1,898,411
Baidu, Inc., ADR (China)(b)	102,719	12,264,649
Cars.com, Inc.(b)	24,930	202,432
Eventbrite, Inc., Class A(b)(c)	23,586	200,953
Facebook, Inc., Class A(b)	235,239	59,673,077
JOYY, Inc., ADR (China)(b)	20,500	1,636,310
Momo, Inc., ADR (China)	58,904	1,087,957
SINA Corp. (China)(b)	24,276	979,537
Snap, Inc., Class A(b)	443,795	9,949,884
Sogou, Inc., ADR (China)(b)(c)	35,233	303,708
Sohu.com Ltd., ADR (China)(b)(c)	14,865	341,449
TripAdvisor, Inc.	45,069	911,746
Twitter, Inc.(b)	291,312	10,603,757
Weibo Corp., ADR (China)(b)(c)	27,693	957,070
Yandex N.V., Class A (Russia)(b)	107,873	6,207,012
	Shares	Value
Interactive Media & Services-(continued)
Yelp, Inc.(b)	26,693	$666,791
Zillow Group, Inc., Class C(b)	54,663	3,738,402
		166,574,228
Internet & Direct Marketing Retail-32.20%
1-800-Flowers.com, Inc., Class A(b)	13,271	374,906
Alibaba Group Holding Ltd., ADR (China)(b)	255,296	64,084,402
Amazon.com, Inc.(b)	21,681	68,613,427
Baozun, Inc., ADR (China)(b)(c)	17,657	742,653
Booking Holdings, Inc.(b)	15,272	25,384,049
Chewy, Inc., Class A(b)(c)	31,266	1,641,152
eBay, Inc.	262,371	14,503,869
Etsy, Inc.(b)	44,062	5,216,060
Expedia Group, Inc.	50,293	4,074,236
Grubhub, Inc.(b)	34,139	2,466,201
JD.com, Inc., ADR (China)(b)	346,435	22,099,089
Lands’ End, Inc.(b)(c)	12,021	103,621
MakeMyTrip Ltd. (India)(b)	23,140	360,290
MercadoLibre, Inc. (Argentina)(b)	18,550	20,861,701
Overstock.com, Inc.(b)(c)	14,972	1,131,733
PetMed Express, Inc.(c)	7,486	233,563
Shutterstock, Inc.	13,228	718,810
Stamps.com, Inc.(b)	6,342	1,650,696
Stitch Fix, Inc., Class A(b)(c)	20,548	455,138
Trip.com Group Ltd., ADR (China)(b)	194,168	5,281,370
Vipshop Holdings Ltd., ADR (China)(b)	180,444	4,108,710
Wayfair, Inc., Class A(b)(c)	25,126	6,685,777
		250,791,453
Internet Services & Infrastructure-9.19%
Akamai Technologies, Inc.(b)	60,249	6,774,397
Brightcove, Inc.(b)	14,472	153,114
Endurance International Group Holdings, Inc.(b)	52,146	295,668
GoDaddy, Inc., Class A(b)	61,361	4,312,451
Okta, Inc.(b)	43,118	9,528,216
Shopify, Inc., Class A (Canada)(b)	34,944	35,782,656
VeriSign, Inc.(b)	42,898	9,080,649
Wix.com Ltd. (Israel)(b)	19,340	5,617,883
		71,545,034
Movies & Entertainment-7.29%
iQIYI, Inc., ADR (China)(b)	111,607	2,354,907
Netflix, Inc.(b)	63,093	30,844,906
Roku, Inc.(b)	37,775	5,850,970
Spotify Technology S.A.(b)	68,788	17,734,922
		56,785,705
Real Estate Services-0.20%
Redfin Corp.(b)	36,563	1,520,290
Research & Consulting Services-1.59%
CoStar Group, Inc.(b)	14,578	12,387,801
Trucking-2.93%
Lyft, Inc., Class A(b)	110,643	3,234,095
Uber Technologies, Inc.(b)	647,262	19,586,148
		22,820,243
Total Common Stocks & Other Equity Interests (Cost $549,730,610)		779,138,868
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Internet ETF (PNQI)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $54,616)	54,616	$54,616
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $549,785,226)		779,193,484
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.74%
Invesco Private Government Fund, 0.06%(d)(e)(f)	10,192,981	10,192,981
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.15%(d)(e)(f)	3,396,981	$3,397,660
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,590,641)		13,590,641
TOTAL INVESTMENTS IN SECURITIES-101.79% (Cost $563,375,867)		792,784,125
OTHER ASSETS LESS LIABILITIES-(1.79)%		(13,960,843)
NET ASSETS-100.00%		$778,823,282

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$592,971	$709,161	$(1,247,516)	$-	$-	$54,616	$22
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,544,481	42,092,445	(41,443,945)	-	-	10,192,981	1,350
Invesco Private Prime Fund	-	11,132,810	(7,735,595)	-	445	3,397,660	743
Total	$10,137,452	$53,934,416	$(50,427,056)	$-	$445	$13,645,257	$2,115

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	16.80%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for all the securities in Invesco DWA Utilities Momentum ETF, the following is a summary of the tiered valuation input levels, as of July 31, 2020. All of the securities in Invesco DWA Utilities Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco DWA Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$37,918,095	$-	$-	$37,918,095
Money Market Funds	150,094	2,175,163	-	2,325,257
Total Investments	$38,068,189	$2,175,163	$-	$40,243,352
Invesco DWA Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$31,178,894	$-	$-	$31,178,894
Money Market Funds	123,292	9,013,478	-	9,136,770
Total Investments	$31,302,186	$9,013,478	$-	$40,315,664
Invesco DWA Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$114,934,084	$-	$-	$114,934,084
Money Market Funds	189,472	5,780,909	-	5,970,381
Total Investments	$115,123,556	$5,780,909	$-	$120,904,465
Invesco DWA Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$33,826,532	$-	$-	$33,826,532
Money Market Funds	146,493	5,531,641	-	5,678,134
Total Investments	$33,973,025	$5,531,641	$-	$39,504,666
Invesco DWA Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$29,255,362	$-	$-	$29,255,362
Money Market Funds	121,587	2,234,349	-	2,355,936
Total Investments	$29,376,949	$2,234,349	$-	$31,611,298

	Level 1	Level 2	Level 3	Total
Invesco DWA Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$529,338,270	$-	$-	$529,338,270
Money Market Funds	337,735	135,958,098	-	136,295,833
Total Investments	$529,676,005	$135,958,098	$-	$665,634,103
Invesco DWA Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$61,011,152	$-	$-	$61,011,152
Money Market Funds	160,744	2,981,469	-	3,142,213
Total Investments	$61,171,896	$2,981,469	$-	$64,153,365
Invesco DWA Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$244,487,847	$-	$-	$244,487,847
Money Market Funds	196,547	2,768,401	-	2,964,948
Total Investments	$244,684,394	$2,768,401	$-	$247,452,795
Invesco NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$779,138,868	$-	$-	$779,138,868
Money Market Funds	54,616	13,590,641	-	13,645,257
Total Investments	$779,193,484	$13,590,641	$-	$792,784,125
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.